Leases and right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Right-of-Use Assets Costs and Accumulated Depreciation
Beginning balance	$ 49,853	$ 44,396
Additions	2,807	8,328
Disposals	(178)	(2,871)
Transfers and other movements	(17,585)
Ending balance	34,897	49,853
Right-of-use assets, net carrying amount	21,843	30,073
Accumulated depreciation
Right-of-Use Assets Costs and Accumulated Depreciation
Beginning balance	(19,780)	(12,577)
Disposals	155	818
Transfers and other movements	12,090
Depreciation for the year	(5,519)	(8,021)
Ending balance	(13,054)	(19,780)
Right-of-use Land and buildings
Right-of-Use Assets Costs and Accumulated Depreciation
Beginning balance	14,616	14,555
Additions	0	815
Disposals	0	(754)
Transfers and other movements	64
Ending balance	14,680	14,616
Right-of-use assets, net carrying amount	10,288	11,225
Right-of-use Land and buildings | Accumulated depreciation
Right-of-Use Assets Costs and Accumulated Depreciation
Beginning balance	(3,391)	(2,303)
Disposals	0	438
Transfers and other movements	320
Depreciation for the year	(1,321)	(1,526)
Ending balance	(4,392)	(3,391)
Right-of-use Plant and equipment
Right-of-Use Assets Costs and Accumulated Depreciation
Beginning balance	35,237	29,841
Additions	2,807	7,513
Disposals	(178)	(2,117)
Transfers and other movements	(17,649)
Ending balance	20,217	35,237
Right-of-use assets, net carrying amount	11,555	18,848
Right-of-use Plant and equipment | Accumulated depreciation
Right-of-Use Assets Costs and Accumulated Depreciation
Beginning balance	(16,389)	(10,274)
Disposals	155	380
Transfers and other movements	11,770
Depreciation for the year	(4,198)	(6,495)
Ending balance	$ (8,662)	$ (16,389)